CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Inventory written down	$ 33,883,024	$ 12,166,659	$ 1,694,336
Shipping and handling expenses	$ 117,492,970	$ 53,897,805	$ 29,416,463